Income Taxes (Tables)	12 Months Ended
Dec. 31, 2018
Income Tax Disclosure [Abstract]
Schedule of Provision for Income Tax Expense
The provision for income tax expense consists of the following for the years ended December 31:

(Dollars in thousands)	2018	2017	2016
Current expense (benefit)	$(115,195)	$84,827	$103,335
Deferred expense (benefit)	153,518	71,257	(16,654)
Tax credits	(5,179)	(10,845)	(7,112)
Amortization on qualified affordable housing tax credits	—	5,227	4,185
Tax benefits attributable to items charged to equity and goodwill	(866)	—	1,439
	$32,278	$150,466	$85,193

Reconciliation of Effective Tax Rate

(Dollars in thousands)	2018	2017	2016
Federal tax based on statutory rate	$84,531	$102,508	$95,189
Increase (decrease) resulting from:
Effect of tax-exempt income	(5,801)	(9,435)	(8,203)
Interest and other nondeductible expenses	6,464	9,605	3,250
State taxes, net of federal benefit	12,459	6,970	4,770
Tax credits	(5,179)	(10,845)	(7,112)
Amortization on qualified affordable housing tax credits	—	5,227	4,185
Other (1)	(60,196)	46,436	(6,886)
	$32,278	$150,466	$85,193
Effective tax rate	8.0%	51.4%	31.3%

Deferred Tax Assets and Liabilities
The net deferred tax asset (liability) at December 31 is as follows:

(Dollars in thousands)	2018	2017
Deferred tax asset:
NOL and credit carryforward	$42,837	$8,364
Allowance for credit losses	38,571	38,402
Deferred compensation	5,482	5,876
Basis difference in acquired assets and liabilities	9,228	43,391
Unrealized losses on loans and securities	—	12,198
OREO	32	2,639
Other	19,395	22,719
	115,545	133,589
Deferred tax liability:
Unrealized gains on loans and securities	(98,807)	—
FHLB stock	—	(300)
Premises and equipment	(10,626)	(3,723)
Acquisition intangibles	(9,757)	(8,151)
Deferred loan costs	(5,814)	(3,114)
Basis difference in acquired assets and liabilities	(17,628)	(31,309)
Lease receivable	(37,844)	—
Other	(6,485)	(4,885)
	(186,961)	(51,482)
Net deferred tax (liability) asset	$(71,416)	$82,107